Income Taxes - Provision for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Current
Canadian	$ 2	$ 1	$ (3)
Foreign	7	7	(33)
Deferred
Canadian	0	0	0
Foreign	(25)	(7)	34
Provision for (recovery of) income taxes	$ (16)	$ 1	$ (2)